CONVERTIBLE PREFERRED STOCK (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Convertible Preferred Stock, outstanding	0	0	0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Convertible Preferred Stock, outstanding	0.85	0.85	0.85
Number of shares converted	144,444	144,444